Due to banks and correspondents - Disclosure detail of dues to banks and correspondents (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2023 PEN (S/)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 USD ($)
Disclosure Of Dues To Banks And Correspondents [Line Items]
Interest payable	S/ 106,145,000		S/ 134,679,000
Notional amount	10,634,546,000		14,308,959,000
COFIDE [Member] | Currency Repurchase Obligations [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Notional amount	42,461,000
COFIDE [Member] | Currency Repurchase Obligations [Member] | Bottom of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate	5.81		7.55
COFIDE [Member] | Currency Repurchase Obligations [Member] | Top of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate	10.62		7.67
COFIDE [Member] | Peruvian Sovereign Bonds And Certificate Of Deposits [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Repurchase obligations	S/ 3,143,529,000		2,571,763,000
Interest payable			45,150,000
COFIDE [Member] | Peruvian Sovereign Bonds And Certificate Of Deposits [Member] | Bottom of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings maturity	January 2024 and October 2024	January 2024 and October 2024
Borrowings Effective Annual Interest Rate | $		$ 0.5		$ 0.5
COFIDE [Member] | Peruvian Sovereign Bonds And Certificate Of Deposits [Member] | Top of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Repurchase obligations	S/ 59,864,000
Borrowings Effective Annual Interest Rate | $		$ 7.33		$ 8.64
COFIDE [Member] | Promotional Credit Lines [Member] | Bottom of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings maturity	December 2029	December 2029
Borrowings Effective Annual Interest Rate	S/ 5.81		S/ 5.81
COFIDE [Member] | Promotional Credit Lines [Member] | Top of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings maturity	October 2034	October 2034	January 2027	January 2027
Borrowings Effective Annual Interest Rate	S/ 10.62		S/ 8.05
COFIDE [Member] | Debit in local Currency [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Repurchase obligations	540,158,000		1,909,375,000
Interest payable	S/ 114,000		S/ 4,049,000
COFIDE [Member] | Debit in local Currency [Member] | Bottom of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings maturity	July 2024 and November 2025	July 2024 and November 2025	May 2023 and November 2025	May 2023 and November 2025
Borrowings Effective Annual Interest Rate		$ 0.5	S/ 7.55	$ 0.5
COFIDE [Member] | Debit in local Currency [Member] | Top of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate			7.67
FMV Loans [Member] | Promotional Credit Lines [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate	S/ 7.75		7.75
FMV Loans [Member] | Promotional Credit Lines [Member] | Bottom of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings maturity	January 2024	January 2024
Borrowings Effective Annual Interest Rate	S/ 5		5
FMV Loans [Member] | Promotional Credit Lines [Member] | Top of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings maturity	December 2048	December 2048
Borrowings Effective Annual Interest Rate	S/ 8.3		S/ 8.3